Derecognition of Financial Assets (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities

The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

As at October 31 ($ millions)	2018(1)	2017(1)
Assets
Carrying value of residential mortgage loans	$20,498	$18,178
Other related assets(2)	2,679	2,293
Liabilities
Carrying value of associated liabilities	21,459	19,278

(1)	The fair value of the transferred assets is $23,237 (2017 – $20,580) and the fair value of the associated liabilities is $22,468 (2017 – $19,863), for a net position of $769 (2017 – $717).
(2)	These include cash held in trust and trust permitted investment assets acquired as part of principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

Securitization of personal lines of credit, credit cards and auto loans

The Bank securitizes a portion of its unsecured personal lines of credit, credit card and auto loan receivables through consolidated structured entities. These receivables continue to be recognized on the Consolidated Statement of Financial Position as personal loans and credit cards loans. For further details, refer to Note 15.

Securities sold under repurchase agreements and securities lent

The Bank enters into transactions, such as repurchase agreements and securities lending agreements, where the Bank transfers assets under agreements to repurchase them on a future date and retains all the substantial risks and rewards associated with the assets. The transferred assets remain on the Consolidated Statement of Financial Position.

The following table provides the carrying amount of the transferred assets and the associated liabilities:

As at October 31 ($ millions)	2018(1)	2017(1)
Carrying value of assets associated with:
Repurchase agreements(2)	$82,816	$86,789
Securities lending agreements	49,718	40,535
Total	132,534	127,324
Carrying value of associated liabilities(3)	$101,257	$95,843

(1)	The fair value of transferred assets is $132,534 (2017 – $127,324) and the fair value of the associated liabilities is $101,257 (2017 – $95,843), for a net position of $31,277 (2017 – $31,481).
(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.